Investments in affiliated companies (Details 1) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Sep. 30, 2009 CNY (¥)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)		Dec. 31, 2011 CNY (¥)
Investment in affiliates under the equity method
Share of profits / (losses)			¥ (17,554)		$ (2,528)	¥ (829)		¥ 2,245
Disposal						(735,000)
Investment in affiliates under the cost method
Balance at beginning of period			459,721
Balance at end of period			355,192			459,721
Total
Balance at beginning of period			459,721			423,301		216,276
Investments		¥ 6,000	1,971			42,598		209,792		¥ 20,362
Share of profits (losses)			(303)			(829)		2,245
Disposal			(87,912)			(4,555)		(1,941)
Impairment			(17,251)
Others			(1,034)			(794)		(3,071)
Balance at the end of period			355,192		$ 51,158	459,721		423,301
Hainan Tianneng Power Co., Ltd. [Member]
Investment in affiliates under the equity method
Balance at beginning of period	[1]		60,391			51,724		52,460
Investments	[1]		0			0		0
Share of profits / (losses)	[1]		1,154			8,413		2,335
Disposal	[1]		(61,545)			0		0
Impairment			0
Others			0			254	[1]	(3,071)	[1]
Balance at end of period	[1]		0			60,391		51,724
Yingli Shuntong Beijing International Freight Agency Co., Ltd. [Member]
Investment in affiliates under the equity method
Balance at beginning of period	[2]					0		1,941
Investments	[2]							0
Share of profits / (losses)	[2]							0
Disposal	[2]							(1,941)
Others	[2]							0
Balance at end of period	[2]							0
Shanghai Sailing Xili Equity Investment Fund LLP [Member]
Investment in affiliates under the equity method
Balance at beginning of period	[3]		143,749			152,910		0
Investments	[3]		0			0		153,000
Share of profits / (losses)	[3]		0			(9,161)		(90)
Disposal	[3]		0			0		0
Impairment			(17,251)
Others			0			0	[3]	0	[3]
Balance at end of period	[3]		126,498			143,749		152,910
Tongmei Yingli New Energy Industry Co., Ltd. [Member]
Investment in affiliates under the equity method
Balance at beginning of period			30,347	[4]		30,000
Investments			0					30,000
Share of profits / (losses)			0			347
Disposal			0
Impairment			0
Others			0
Balance at end of period			30,347	[4]		30,347	[4]	30,000
Shandong Hi-speed Yingli New Energy Co., Ltd. [Member]
Investment in affiliates under the equity method
Balance at beginning of period	[5]		16,985
Investments	[5]		0			17,500
Share of profits / (losses)	[5]		(1,457)			(428)
Disposal	[5]		0
Impairment			0
Others			0			(87)	[5]
Balance at end of period	[5]		15,528			16,985
Solariant Portfolio Two Godo Kaisha [Member]
Investment in affiliates under the equity method
Balance at beginning of period	[6]		27,401			7,782
Investments	[6]		0			20,580		7,782
Share of profits / (losses)	[6]		0
Disposal	[6]		(26,367)
Impairment			0
Others			(1,034)			(961)	[6]
Balance at end of period	[6]		0			27,401		7,782
Other Equity Method Investments [Member]
Investment in affiliates under the equity method
Balance at beginning of period			13,597			12,000		0
Investments			0			1,597		12,000
Share of profits / (losses)			0					0
Disposal			0			0		0
Impairment			0
Others			0					0
Balance at end of period			13,597			13,597		12,000
Beijing Jingyi Green Energy Power System Engineering Co., Ltd. [Member]
Investment in affiliates under the cost method
Balance at beginning of period	[7]		11,875			11,875		11,875
Investments	[7]		0			0		0
Share of profits / (losses)	[7]		0			0		0
Disposal	[7]		0			0		0
Impairment			0
Others			0			0	[7]	0	[7]
Balance at end of period	[7]		11,875			11,875		11,875
Guokai Siyuan Beijing Investment Fund Co., Ltd. [Member]
Investment in affiliates under the cost method
Balance at beginning of period	[8]		150,000			150,000		150,000
Investments	[8]		0			0		0
Share of profits / (losses)	[8]		0			0		0
Disposal	[8]		0			0		0
Impairment			0
Others			0			0	[8]	0	[8]
Balance at end of period	[8]		150,000			150,000		150,000
Other Cost Method Investments [Member]
Investment in affiliates under the cost method
Balance at beginning of period			5,376			7,010		0
Investments			1,971			2,921		7,010
Share of profits / (losses)			0			0		0
Disposal			0			(4,555)		0
Impairment			0
Others			0			0		0
Balance at end of period			¥ 7,347			¥ 5,376		¥ 7,010

[1]	In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Tianneng Power Co., Ltd. (“Hainan Tianneng”). Yingli China contributed RMB 6,000 to acquire a 20% equity interest. In 2011, Yingli China further injected cash of RMB 20,362 while the other investors made proportional cash injection to remain the same ownership interest for each investor. In 2012, the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by Yingli China to 11.45% as of December 31, 2012. In June and July 2013, Hainan Yingli made capital injections in the amount of RMB 40 million and RMB 12 million respectively, to acquire 18.31% equity interest of Hainan Tianneng in total. Together with the equity interest held by Yingli China (9.35%), the Company (including both Yingli China and Hainan Yingli) holds 27.66% equity interest in Hainan Tianneng as of December 31, 2013 and 2014. In May 2015, one of the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by the Company to 26.53% as of December 31, 2015. The investment is accounted for under equity method. In December 2016, as discussed in note 15(b), Yingli China and Hainan Yingli transferred all of the equity interest in Hainan Tianneng to the other investor. The total consideration was RMB 95,840 (US$ 13,804) and a gain of RMB 34,295 (US$ 4,940) was recognized in “Other Income” in the Consolidated statement of Comprehensive Loss for year ended December 31, 2016.
[2]	In September 2011, Yingli Beijing and a subsidiary of Yingli Group, established Yingli Shuntong (Beijing) International Freight Agency Co., Ltd (“Shuntong Wuliu”). Yingli Beijing contributed RMB 1,470 to acquire 49% equity interest. As of December 31, 2013, the investment is accounted for under equity method. In December 2014, Yingli Beijing disposed all its equity interest in Shuntong Wuliu to Tianjin Yingli Bubalus Logistics Co., Ltd., a related party of the Company. The total consideration was RMB 1,941 and no gain or loss arose from this transaction.
[3]	In August 2014, Yingli China and Shanghai Sailing Capital Management Co., Ltd. (“Shanghai Sailing”), unrelated to the Company, set up a fund called Shanghai Sailing Xili Equity Investment Fund LLP (“Sailing Fund”). The capital size of Sailing Fund is of RMB 1,004,000 and its principal activities are to make equity investments to new energy industries. According to the agreement, Sailing Fund is jointly controlled by Shanghai Sailing and Yingli China with shares of interest of 49.2% and 50.8%, respectively. As of December 31, 2015, total capital injected by Yingli China is RMB 153,000 (US$ 23,619) while Shanghai Sailing also made cash injection proportionally based on the agreed percentage of shares of interest between the parties in Sailing Fund. Therefore, the investment is accounted for under equity method. In March 2016, all partners of Sailing Fund decided to liquidate Sailing Fund. Due to the liquidation has not completed, as of December 31, 2016, the investment was still recorded as long term investment, and the Company recorded an impairment provision of RMB 17,251(US$ 2,485) for this equity investment for the difference between the carry value of the long term investment and the fair value of the liquidation amount expected to be received.
[4]	In August 2014, Yingli China together with two other entities unrelated to the Company, established Tongmei Yingli New Energy Industry Co., Ltd. Yingli China contributed RMB 30,000 to acquire a 30% equity interest. The investment is accounted for under equity method.
[5]	In June 2015, Yingli Beijing and two other entities, unrelated to the Company, established Shandong Hi-speed Yingli New Energy Co., Ltd. (“Shandong Hi-speed Yingli”). Yingli Beijing has contributed RMB 17,500 to acquire a 35% equity interest. The investment is accounted for under equity method.
[6]	In July 2013, Yingli Japan, together with two other entities unrelated to the Company, established Solariant Portfolio Two Godo Kaisha (the project“SPC”) to acquire 49.48% equity interest. Yingli Japan made capital contribution of JPY 151,500 (RMB 7,782 equivalent) in 2014. Pursuant to an agreement entered into by all parties in early 2015, SPC transferred SPC’s payables of JPY 395,000 (RMB 20,580 equivalent, US$ 3,177) to Yingli Japan, which was treated as a capital injection, meanwhile, the other two investors also made capital injection to SPC. After the transaction was made, total investment by Yingli Japan was amounted to JPY 546,500 and equity interest owned by Yingli Japan decreased to 37.5%. In July 2015, Yingli Japan together with other two investors of SPC, entered into several agreement to transfer 100% of equity interest of SPC to another entity unrelated to the Company. As of December 31, 2015, due to that the share transfer has not completed, partial consideration of JPY 815,700 (RMB 42,499 equivalent) received was recorded in “Other current liabilities and accrued expenses” in Consolidated Balance Sheets. In 2016, the transaction had been completed and according to the final equity transferring contract, the consideration would be paid through five installment(with the fifth being contingent, as discussed below) and as of December 31, 2016, Yingli Japan had received the first four installment of total JPY 1,565,500 (RMB 89,197 equivalent), and a disposal gain of JPY 1,052,422 (RMB 62,830 equivalent), which was the difference between the carry value of the long term investment at the disposal date and the JPY 1,565,500 ( RMB 89,197 equivalent), was recognized in “Other Income” in the Consolidated Statements of Comprehensive Loss. The gain was mainly resulted from the unrecognized assets related to the entitlement granted to Solariant for the construction of the project assets. Since the fifth installment of JPY261,800 is contingent and won’t be paid to Yingli Japan until the project asset owned by the SPC is connected to the grid, no receivables and gain of the fifth installment was recognized in 2016.
[7]	In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Green Energy Power System Engineering Co., Ltd. Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method.
[8]	In November 2012, Yingli China and Hainan Yingli, along with 35 other entities unrelated to the Company, participated in the establishment of Guokai Siyuan (Beijing) Investment Fund Co., Ltd.. The Investment Company’s period of operation is 10 years and its principal activities are to make equity investments to key industries encouraged by the State. The Company contributed RMB 150,000 to acquire a 2.97% equity interest. The investment is accounted for under cost method. The Investment Company’s administrator is SDIC Investment and Development Fund Management Beijing Co., Ltd. Subject to the administrator’s approval and other shareholders’ preemptive rights, the Company can transfer its investment to third parties.